9. Trade receivables (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Trade Receivables Details 3
Write-offs	R$ (171,729)	R$ (177,492)	R$ (63,076)
(Losses)/reversal with state entities - related parties	21,510	(7,292)	(3,999)
Losses with private sector / government entities	(75,973)	(144,217)	(103,231)
Losses with wholesale customers	9,781	(2,596)	(10,107)
Recoveries	133,730	241,109	177,993
Amount reported in selling expenses	R$ 82,681	R$ 90,488	R$ 2,420